Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.
Entity Central Index Key	0001034386
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000005549
Shareholder Report [Line Items]
Fund Name	Government Reserve Fund
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Reserve Fund	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 13,058,762,000
Holdings Count | Holding	52
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,058,762
Number of Portfolio Holdings	52

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

U.S. Treasury Repurchase Agreement	39.1%
U.S. Government Agency Repurchase Agreement	28.5
U.S. Treasury Debt	26.1
U.S. Government Agency Debt	2.9
Short-Term and Other	3.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

BNY Mellon	20.3%
Federal Reserve Bank of New York	16.7
U.S. Treasury Bills	15.6
U.S. Treasury Notes	10.6
Credit Agricole	7.7
Royal Bank of Canada	4.3
RBC Dominion Securities	4.0
Citigroup Global Markets	3.8
Federal Home Loan Banks	2.4
Canadian Imperial Bank	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless